SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

NOTE 18: — SHARE-BASED COMPENSATION

In May 2022 as part of the Group Restructuring, the Company established the Freightos 2022 Long-Term Incentive Plan (the “2022 Plan”), which is intended to be a successor to the Company’s 2012 Global Incentive Option Scheme (the “2012 Plan”), such that no additional stock awards will be granted under the 2012 Plan. Any shares that otherwise remained available for future grants under the 2012 Plan ceased to be available under the 2012 Plan and are not available for grants under the 2022 Plan. In addition, Freightos-HK assigned to the Company all rights, obligations and liabilities under the 2012 Plan and all options to purchase Freightos-HK Ordinary shares that were granted under the 2012 Plan, whether vested or unvested, have been converted into and became options to purchase an identical number of Ordinary shares of the Company.

The fair value of share-based awards, granted in 2023, 2022 and 2021, was estimated using the Black-Scholes option-pricing model with the following assumptions:

Year ended December 31
	2023	2022	2021
Weighted average expected term (years)	0.00-10.01	5.59-7.23	5.00-6.11
Interest rate	0.00%-4.57%	1.89%-4.25%	0.64%-1.34%
Volatility	0%-47%	51%-54%	51%-52%
Dividend yield	—	—	—

NOTE 18: — SHARE-BASED COMPENSATION (cont.)

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.

The share-based compensation expense was recorded in the statement of profit or loss and other comprehensive loss as follows:

	Year ended December 31,
	2023	2022	2021
Cost of revenue	$692	$290	$98
Research and development	1,337	349	184
Selling and marketing	1,336	524	348
General and administrative	2,061	743	305
	$5,426	$1,906	$935

The changes in outstanding share options were as follows:

	Year ended December 31,
	2023		2022		2021
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of options	exercise price	of options	exercise price	of options	exercise price
		$		$		$
Options at beginning of year	5,286,884	3.21	3,854,974	1.61	3,456,165	1.07
Granted	401,331	2.8	2,092,904	5.76	786,636	3.75
Exercised	(299,471)	0.78	(275,055)	0.77	(110,738)	0.91
Forfeited	(479,761)	3.98	(385,939)	2.82	(277,089)	1.24
Options outstanding at end of year	4,908,983	3.25	5,286,884	3.21	3,854,974	1.61
Options exercisable at end of year	3,135,910	2.45	2,457,312	1.34	2,246,011	1.00

Based on the above inputs, the weighted average fair value of the share options granted in the years ended December 31, 2023 and 2022, was determined at $2.64 and $3.05 per option, respectively.

The weighted average remaining contractual life for the share options outstanding as of December 31, 2023 was 6.63 years (as of December 31, 2022: 7.28 years).

The range of exercise prices for share options outstanding as of December 31, 2023 was $0.01 — $8.44 (as of December 31, 2022 was $0.00 — $8.30).

NOTE 18: — SHARE-BASED COMPENSATION (cont.)

There were no Restricted share units (“RSU”) grants in the years ended December 31, 2022 and 2021. The changes in outstanding RSU for the year ended December 31, 2023 were as follows:

		Weighted-
	Number	average fair
	of Units	value

Balance at January 1, 2023	—	—
Granted	932,800	2.76
Vested	—	—
Cancelled	(13,050)	2.80
Units outstanding at end of year	919,750	2.76

As of December 31, 2023 there was $1,699 of total unrecognized compensation cost related to unvested RSUs which is expected to be recognized over a weighted-average period of 2.75 years.